EMPLOYEE BENEFITS - Net employee benefits expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Employee benefits [Abstract]
Service cost	$ 610	$ 553
Interest cost	1,015	579
Total	1,625	1,132
Post-employment benefit expense, defined contribution plans	9,871	7,250
Net employee benefits expense	$ 11,496	$ 8,382